INCOME TAXES (Encouragement Of Capital Investments) (Narrative) (Details) (ILS) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Encouragement Of Capital Investments Law [Line Items]
Tax exempt period		2 years
Reduced tax rate	20.00%
Term of investment		3 years
Period since approval was granted		14 years
Period since enterprise began operating		12 years
Period since year of election		12 years
Minimum [Member]
Encouragement Of Capital Investments Law [Line Items]
Reduced tax rate		10.00%
Qualifying investment for setting up plant		300
Qualifying investment for plant expansions		300
Maximum [Member]
Encouragement Of Capital Investments Law [Line Items]
Reduced tax rate		25.00%